Goodwill and intangible assets with indefinite useful lives (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]	Goodwill and intangible assets with indefinite useful lives at June 30, 2020 and December 31, 2019 are summarized below:

	At June 30, 2020	At December 31, 2019
	(€ million)
Goodwill	€11,097	€11,065
Other intangible assets with indefinite useful lives	3,202	3,192
Total Goodwill and intangible assets with indefinite useful lives	€14,299	€14,257